Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.59227%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,605,872.40

Principal:
Principal Collections	$34,584,292.99
Prepayments in Full	$22,672,390.08
Liquidation Proceeds	$61,077.41
Recoveries	$0.00
Sub Total	$57,317,760.48
Collections	$63,923,632.88

Purchase Amounts:
Purchase Amounts Related to Principal	$753,876.84
Purchase Amounts Related to Interest	$5,253.34
Sub Total	$759,130.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$64,682,763.06

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$64,682,763.06
Servicing Fee	$1,351,706.50	$1,351,706.50	$0.00	$0.00	$63,331,056.56
Interest - Class A-1 Notes	$818,707.26	$818,707.26	$0.00	$0.00	$62,512,349.30
Interest - Class A-2a Notes	$1,537,716.67	$1,537,716.67	$0.00	$0.00	$60,974,632.63
Interest - Class A-2b Notes	$1,131,657.97	$1,131,657.97	$0.00	$0.00	$59,842,974.66
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$57,866,724.66
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$57,501,924.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,501,924.66
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$57,301,955.41
Second Priority Principal Payment	$10,261,329.41	$10,261,329.41	$0.00	$0.00	$47,040,626.00
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$46,895,483.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,895,483.42
Regular Principal Payment	$178,831,116.16	$46,895,483.42	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$64,682,763.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$10,261,329.41
Regular Principal Payment					$46,895,483.42
Total					$57,156,812.83

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$57,156,812.83	$190.52	$818,707.26	$2.73	$57,975,520.09	$193.25
Class A-2a Notes	$0.00	$0.00	$1,537,716.67	$4.28	$1,537,716.67	$4.28
Class A-2b Notes	$0.00	$0.00	$1,131,657.97	$4.82	$1,131,657.97	$4.82
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$57,156,812.83	$36.20	$6,174,243.73	$3.91	$63,331,056.56	$40.11

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$189,092,445.57	0.6303082	$131,935,632.74	0.4397854
Class A-2a Notes	$359,000,000.00	1.0000000	$359,000,000.00	1.0000000
Class A-2b Notes	$235,000,000.00	1.0000000	$235,000,000.00	1.0000000
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,468,032,445.57	0.9297582	$1,410,875,632.74	0.8935587

Pool Information
Weighted Average APR	4.755%	4.760%
Weighted Average Remaining Term	56.21	55.41
Number of Receivables Outstanding	47,095	46,115
Pool Balance	$1,622,047,805.21	$1,563,770,794.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,479,335,497.83	$1,426,161,116.16
Pool Factor	0.9364267	0.9027828

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$137,609,678.47
Targeted Overcollateralization Amount	$188,697,826.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$152,895,161.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$205,373.26
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$205,373.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1519%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0003%
Prior Collection Period			0.0003%
Current Collection Period			0.1547%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		142	$206,132.19
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$206,132.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0119%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,451.64
Average Net Loss for Receivables that have experienced a Realized Loss			$1,451.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.45%	182	$7,096,706.12
61-90 Days Delinquent	0.07%	25	$1,119,822.94
91-120 Days Delinquent	0.01%	4	$158,763.25
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.54%	211	$8,375,292.31

Repossession Inventory:
Repossessed in the Current Collection Period		18	$720,935.88
Total Repossessed Inventory		24	$1,048,144.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0063%
Prior Collection Period			0.0573%
Current Collection Period			0.0629%
Three Month Average			0.0422%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0818%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	95	$4,039,976.11
2 Months Extended	126	$5,080,094.82
3+ Months Extended	7	$341,205.87

Total Receivables Extended	228	$9,461,276.80
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer